Supplement, dated August 9, 2005
to Prospectus, dated May 1, 2005

SUPPLEMENT TO PROSPECTUS
MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
TDA, IRA, VEC, AND FPA CONTRACTS

The Board of Directors of Mutual of America Investment Corporation ("Investment Corporation") has approved the termination of the subadvisory agreement between the Adviser and Oak Associates, Ltd., and management of the Adviser has terminated such agreement effective July 28, 2005. All references to "Oak Associates" and to "subadviser" when used specifically to refer to Oak Associates are hereby deleted from the Prospectus, wherever they appear.

Supplement, dated August 9, 2005
to Prospectus, dated May 1, 2005

SUPPLEMENT TO PROSPECTUS
MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
SECTION 457 CONTRACTS

The Board of Directors of Mutual of America Investment Corporation ("Investment Corporation") has approved the termination of the subadvisory agreement between the Adviser and Oak Associates, Ltd., and management of the Adviser has terminated such agreement effective July 28, 2005. All references to "Oak Associates" and to "subadviser" when used specifically to refer to Oak Associates are hereby deleted from the Prospectus, wherever they appear.

Supplement, dated August 9, 2005
to Prospectus, dated May 1, 2005

SUPPLEMENT TO PROSPECTUS
MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
THRIFT PLAN CONTRACTS

The Board of Directors of Mutual of America Investment Corporation ("Investment Corporation") has approved the termination of the subadvisory agreement between the Adviser and Oak Associates, Ltd., and management of the Adviser has terminated such agreement effective July 28, 2005. All references to "Oak Associates" and to "subadviser" when used specifically to refer to Oak Associates are hereby deleted from the Prospectus, wherever they appear.